Stockholders' Equity - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥) shares	Mar. 31, 2020 JPY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 26, 2020 shares
Stockholders Equity Note [Line Items]
Common stock shares would be issued upon conversion or exercise of all convertible bonds and stock acquisition rights outstanding | shares	22,289,133
Number of shares repurchased | shares		33,059,200	33,059,200
Stock repurchase amount		¥ 199,999
Retained earnings available for dividends to shareholders	¥ 913,889
Undistributed earnings of affiliated companies accounted for by equity method	71,417	61,226
Cash consideration for acquisition	366	¥ 200,211		¥ 100,177
Sony Financial Holdings Inc [Member]
Stockholders Equity Note [Line Items]
Cash consideration for acquisition	396,698
Decrease in the carrying amount of the noncontrolling interests due to acquisition	622,364
Increase in accumulated other comprehensive income due to acquisition	30,203
Increase to additional paid-in capital due to acquisition	¥ 195,463
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Number of treasury stocks retired during the period | shares						12,737,400
Nile Acquisition LLC
Stockholders Equity Note [Line Items]
Percentage of equity ownership				25.10%	25.10%
Businesses acquisition payment of cash consideration | $					$ 287.5
Decrease to additional paid-in capital resulting from difference between cash consideration paid and decrease in noncontrolling interests | $					$ 295.9
Game Show Network, LLC [Member]
Stockholders Equity Note [Line Items]
Percentage of equity ownership		42.00%
Businesses acquisition payment of cash consideration		¥ 53,992	$ 496.0
Dividends distributed | $			$ 129.0